Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2015
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jan. 25, 2016
Document Effective Date	Jan. 28, 2016
Prospectus Date	Jan. 28, 2016
Alpha Defensive Alternatives Fund | Class I
Prospectus:
Trading Symbol	ACDEX
Alpha Opportunistic Alternatives Fund | Class I
Prospectus:
Trading Symbol	ACOPX